RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE - RELATED PARTY

Accounts receivable – related party consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$-	$2,451
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	147,983	4,309
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	-	2,028
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	-	2,028
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	20,235	-
Shengcaofeng Health Industry (Yunnan) Co., Ltd.	35,903	-
Xiaoyan Zhou	3,654	32,493
Chengdu Aixin International Travel Service Co., Ltd	53,451	43,083
Total	$261,226	$86,392

Accounts receivable – related party consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$2,451	$-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	4,309	-
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	2,028	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	2,028	-
Xiaoyan Zhou	32,493	-
Chengdu Aixin International Travel Service Co., Ltd	43,083	-
Other	-	42
Total	$86,392	$42

SCHEDULE OF PREPAID EXPENSES AND ACCOUNTS PAYABLE RELATED PARTY

Prepaid expense – related party consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Chengdu Aixin International Travel Service Co., Ltd	$223,639	$120,483

Accounts payable – related party consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd.	$-	$1,776

Prepaid expense – related party

Prepaid expense – related party consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Chengdu Aixin International Travel Service Co., Ltd	$120,483	$-

Chengdu Aixin International Travel Service Co., Ltd is an entity owned by the Company’s CEO.

Accounts payable – related party

Accounts payable – related party consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Luquan Shengcaofeng Biotechnology Co., Ltd.	$-	$165,958
Sichuan Aixintang Xinfu Chain Pharmacy Co., Ltd.	1,776	-
	$1,776	$165,958

Luquan Shengcaofeng Biotechnology Co., Ltd. is an entity controlled by Mr. Huiliang Jiao, a Director of the Company.

Sichuan Aixintang Xinfu Chain Pharmacy Co., Ltd. is an entity controlled by Quanzhong Lin, CEO of the Company.

SCHEDULE OF RELATED PARTY TRANSACTIONS

Due from related parties consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$570	$563
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	85	85
Chengdu Zhiweibing Pharmacy Co., Ltd.	1,758	1,738
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	712	704
Sichuan Aixin Investment Co. Ltd	9,419	9,310
Sichuan Yunxi Tang Pharmacy Co., Ltd	501	-
Huiliang Jiao	50,977	-
Total	$64,022	$12,400

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Quanzhong Lin	$1,921,274	$1,051,429
Yirong Shen	88,349	87,325
Xiaoyan Zhou	6,412	-
Yunnan Shengcaofeng Biotechnology Co., Ltd	1,254	-
Huiliang Jiao	-	82,152
Chengdu Cigu Foshou Pharmacy	2,139
Tianfeng Li	-	780
Mianyang Aixin Cunshan Pharmacy Co. Ltd	-	112
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	67,876	-
Chengdu Aixin International travel service Co, Ltd	5,147	5,087
Chengdu Heshengyuan Pharmacy Co. Ltd	1,364	-
Total	$2,093,815	$1,226,885

Due from related parties consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$563	$9,708
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	85	26,125
Chengdu Zhiweibing Pharmacy Co., Ltd.	1,738	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	704	34,622
Sichuan Aixin Investment Co. Ltd	9,310	145
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	-	12,502
Total	$12,400	$83,102

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Quanzhong Lin	$1,051,429	$140,644
Yirong Shen	87,325	89,892
Huiliang Jiao	82,152	-
Tianfeng Li	780	-
Mianyang Aixin Cunshan Pharmacy Co. Ltd	112	-
Chengdu Aixin International travel service Co, Ltd	5,087	6,346
Total	$1,226,885	$236,882

SCHEDULE OF SALES REVENUE RELATED PARTY

Sales revenue – related party consisted of the following for the periods indicated:

	Three Months Ended September 30,
	2024	2023
Chengdu Aixin International Travel Service Co., Ltd	$5,682	$41,598
Shengcaofeng Health Industry (Yunnan) Co., Ltd	30,977	-
Total	$36,659	$41,598

	Nine Months Ended September 30,
	2024	2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	$19,943	$-
Chengdu Aixin International Travel Service Co., Ltd	19,293	65,653
Shengcaofeng Health Industry (Yunnan) Co., Ltd	30,977	-
Total	$70,213	$65,653

SCHEDULE OF RELATED PARTY PURCHASE

Purchase – related party consisted of the following for the periods indicated:

	Three Months Ended September 30,
	2024	2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	$60,401	$-

	Nine Months Ended September 30,
	2024	2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	$197,479	$-

SCHEDULE OF OPERATING EXPENSES RELATED PARTY

Operating expenses – related party consisted of the following for the periods indicated:

	Three Months Ended September 30,
	2024	2023
Chengdu Aixin International Travel Service Co., Ltd	$40,919	$41,620

	Nine Months Ended September 30,
	2024	2023
Chengdu Aixin International Travel Service Co., Ltd	$100,214	$64,734